Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2045 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2045 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(8.74%)
Annual Return 2019	25.76%
Annual Return 2020	18.46%
Annual Return 2021	16.78%
Annual Return 2022	(18.12%)